INVESTMENT IN ASSOCIATED COMPANIES	9 Months Ended
Sep. 30, 2012
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES
At September 30, 2012, September 30, 2011 and December 31, 2011, the Company has the following participation in investments that are recorded using the equity method:

	September 30, 2012	September 30, 2011	December 31, 2011
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	100.00%	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	100.00%	100.00%	100.00%
Rig Finance II Limited (“Rig Finance II”)	—	—	—

Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of September 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	210,648	3,431	3,385	—	61,559	142,273
Non-current assets	1,526,493	—	—	—	497,396	1,029,097
Total assets	1,737,141	3,431	3,385	—	558,955	1,171,370
Current liabilities	542,990	—	—	—	415,934	127,056
Non-current liabilities	974,244	—	—	—	72,001	902,243
Total Liabilities	1,517,234	—	—	—	487,935	1,029,299
Total stockholders’ equity	219,907	3,431	3,385	—	71,020	142,071

	As of December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Current assets	225,958	1,751	1,690	—	86,641	135,876
Non-current assets	1,663,530	—	—	—	535,967	1,127,563
Total assets	1,889,488	1,751	1,690	—	622,608	1,263,439
Current liabilities	201,355	20	4	—	77,282	124,049
Non-current liabilities	1,518,295	—	—	—	494,224	1,024,071
Total Liabilities	1,719,650	20	4	—	571,506	1,148,120
Total stockholders’ equity	169,838	1,731	1,686	—	51,102	115,319
Summarized statement of operations information of the Company’s equity method investees is as follows:

	9 months ended September 30, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	113,301	14,621	14,678	—	31,229	52,773
Net operating revenues	87,323	1,699	1,698	—	31,167	52,759
Net income	33,328	1,699	1,698	—	8,359	21,572

	9 months ended September 30, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	116,496	9,750	9,378	3,550	35,606	58,212
Net operating revenues	99,628	1,157	1,112	3,545	35,604	58,210
Net income	39,317	1,157	1,112	2,815	9,805	24,428

	Year ended December 31, 2011
(in thousands of $)	TOTAL	Bluelot	Corte Real	Rig Finance II	SFL West Polaris	SFL Deepwater
Operating revenues	155,514	14,499	14,108	3,550	46,771	76,586
Net operating revenues	130,311	1,731	1,686	3,544	46,767	76,583
Net income	50,902	1,731	1,686	2,818	12,806	31,861

SFL West Polaris is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. (“Seadrill Polaris”), a wholly owned subsidiary of Seadrill Limited (“Seadrill”) whose performance under the leasing arrangement is fully guaranteed by Seadrill. In July 2008, SFL West Polaris entered into a $700.0 million term loan facility and at September 30, 2012, the balance outstanding under this facility was $411.5 million. The Company guaranteed $70.0 million of this debt at September 30, 2012. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023.
SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. (“Seadrill Deepwater”) and Seadrill Offshore AS (“Seadrill Offshore”), two wholly owned subsidiaries of Seadrill whose performances under the leasing arrangements are fully guaranteed by Seadrill. In September 2008, SFL Deepwater entered into a $1,400.0 million term loan facility and at September 30, 2012 the balance outstanding under this facility was $851.3 million. The Company guarantees $200.0 million of this debt. The rigs are chartered on a bareboat basis and the terms of the charter provide the charterers with various call options to acquire the rigs at certain dates throughout the charters. In addition, there is an obligation for the charterers to purchase the rigs at fixed prices at the end of the charters, which expire in 2023.
Rig Finance II was a 100% owned subsidiary of Ship Finance, incorporated in 2007 for the purpose of holding a jack-up drilling rig and leasing that rig to Seadrill Prospero Limited. The rig was chartered on a bareboat basis and the terms of the charter initially provided the charterer with various call options to acquire the rig at certain dates throughout the charter. In May 2011, the charterer advised the Company of its intention to exercise its option to acquire the rig at the option price of $133.1 million, and the transaction was effected in June 2011 as a sale of Rig Finance II. The Company recorded a gain of $4.1 million on the sale, which is presented as “Gain on sale of investment in associated company”. The acquisition of the rig in 2007 was partly financed by a $170 million term loan facility entered into by Rig Finance II, of which $20 million was guaranteed by Ship Finance. The Company has agreed to continue to provide this $20 million guarantee until the loan facility is fully repaid by Rig Finance II, against a guarantee fee receivable from its parent company, Seadrill and with full indemnification by Seadrill.
Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 twenty-foot equivalent unit (“TEU”) container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing those vessels out on time charter basis to CMA CGM. The vessels are owned by unrelated third party entities, formed specially to acquire them from CMA CGM. The vessels, each of which cost its owner $171 million, were financed by a consortium of lenders through a French tax lease structure, including investment loans from Ship Finance of $25 million per vessel, which earn a fixed rate of interest and are shown under “Loans to others, long-term”, and senior secured loan financings of $60 million per vessel provided by financial institutions. Ship Finance has provided a guarantee for the senior secured loan relating to one of the vessels, which is secured by a first priority mortgage. At the end of their 15 year lease terms, CMA CGM has fixed price options to buy the vessels from Bluelot and Corte Real, who in turn have options to buy the vessels at the same prices from the vessel owners. In addition, CMA CGM has options to acquire each of the vessel-owning entities for $2.6 million on January 1, 2014, 2015, 2016, 2017 or 2018. If an option to acquire a vessel-owning entity is exercised, the provisions and obligations of the corresponding financing and lease agreements will no longer be applied. Because CMA CGM has options to acquire the vessel-owning entities and effectively terminate the agreements, it has been determined that Bluelot and Corte Real are variable interest entities in which Ship Finance is not the primary beneficiary.
These entities are being accounted for using the equity method as it has been determined that Ship Finance is not their primary beneficiary under ASC 810.